Organization and Principal Activities (Schedule of Variable Interest Entities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,092,968	$ 1,645,234	$ 1,013,465	$ 380,664
Restricted cash	8,659	2,053
Total current assets	1,781,875	2,096,149
Property and equipment, net	274,972	272,026
Acquired intangible assets, net	53,364	51,289
Other noncurrent assets	38,901	97,025
Total assets	3,655,163	3,331,570
Deferred revenue-current	79,939	72,890
Total current liabilities	2,361,289	540,229
Total liabilities	2,382,357	2,189,302
Revenues	1,804,583	1,390,660	671,088
Net income	253,161	216,163	97,849
Net cash provided by operating activities	432,265	380,299	210,226
Net cash used in investing activities	(668,940)	(661,494)	(196,874)
Net cash provided by (used in) financing activities	(287,891)	919,714	613,498
Net increase in cash and cash equivalents	(552,266)	631,769	632,801
VIEs and VIEs' Subsidiaries [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	273,761	239,903
Restricted cash	8,659	2,053
Accounts receivable and other current assets	229,522	242,388
Total current assets	511,942	484,344
Property and equipment, net	111,432	138,345
Acquired intangible assets, net	35,914	32,292
Other noncurrent assets	471,052	301,070
Total noncurrent assets	618,398	471,707
Total assets	1,130,340	956,051
Deferred revenue-current	47,186	44,869
Accounts payable and other current liabilities	228,660	322,968
Total current liabilities	275,846	367,837
Total noncurrent liabilities	19,654	9,611
Total liabilities	295,500	377,448
Revenues	693,104	1,069,308	527,646
Net income	107,395	451,191	263,514
Net cash provided by operating activities	163,568	439,351	129,175
Net cash used in investing activities	(151,943)	(305,996)	(72,678)
Net cash provided by (used in) financing activities	22,234	(10,028)	1,970
Net increase in cash and cash equivalents	$ 33,859	$ 123,327	$ 58,467